Exhibit 99
Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	5
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,420,298,372.26	56,550	56.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$288,300,000.00	0.63000%	May 15, 2017
Class A-2a Notes	$275,000,000.00	1.080%	March 15, 2019
Class A-2b Notes	$185,200,000.00	0.818%	March 15, 2019
Class A-3 Notes	$382,000,000.00	1.330%	October 15, 2020
Class A-4 Notes	$120,480,000.00	1.520%	August 15, 2021
Class B Notes	$39,510,000.00	1.850%	September 15, 2021
Class C Notes	$26,340,000.00	2.140%	October 15, 2022
Total	$1,316,830,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,245,694.01

Principal:
Principal Collections	$26,585,370.76
Prepayments in Full	$15,753,784.28
Liquidation Proceeds	$343,409.56
Recoveries	$9,679.45
Sub Total	$42,692,244.05
Collections	$45,937,938.06

Purchase Amounts:
Purchase Amounts Related to Principal	$117,611.69
Purchase Amounts Related to Interest	$560.75
Sub Total	$118,172.44

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$46,056,110.50

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	5
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$46,056,110.50
Servicing Fee	$1,036,235.08	$1,036,235.08	$0.00	$0.00	$45,019,875.42
Interest - Class A-1 Notes	$58,162.20	$58,162.20	$0.00	$0.00	$44,961,713.22
Interest - Class A-2a Notes	$247,500.00	$247,500.00	$0.00	$0.00	$44,714,213.22
Interest - Class A-2b Notes	$130,397.01	$130,397.01	$0.00	$0.00	$44,583,816.21
Interest - Class A-3 Notes	$423,383.33	$423,383.33	$0.00	$0.00	$44,160,432.88
Interest - Class A-4 Notes	$152,608.00	$152,608.00	$0.00	$0.00	$44,007,824.88
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$44,007,824.88
Interest - Class B Notes	$60,911.25	$60,911.25	$0.00	$0.00	$43,946,913.63
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,946,913.63
Interest - Class C Notes	$46,973.00	$46,973.00	$0.00	$0.00	$43,899,940.63
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$43,899,940.63
Regular Principal Payment	$107,211,436.34	$43,899,940.63	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$46,056,110.50

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$43,899,940.63
Total					$43,899,940.63
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$43,899,940.63	$152.27	$58,162.20	$0.20	$43,958,102.83	$152.47
Class A-2a Notes	$0.00	$0.00	$247,500.00	$0.90	$247,500.00	$0.90
Class A-2b Notes	$0.00	$0.00	$130,397.01	$0.70	$130,397.01	$0.70
Class A-3 Notes	$0.00	$0.00	$423,383.33	$1.11	$423,383.33	$1.11
Class A-4 Notes	$0.00	$0.00	$152,608.00	$1.27	$152,608.00	$1.27
Class B Notes	$0.00	$0.00	$60,911.25	$1.54	$60,911.25	$1.54
Class C Notes	$0.00	$0.00	$46,973.00	$1.78	$46,973.00	$1.78
Total	$43,899,940.63	$33.34	$1,119,934.79	$0.85	$45,019,875.42	$34.19

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	5

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$107,211,436.34	0.3718746	$63,311,495.71	0.2196028
Class A-2a Notes	$275,000,000.00	1.0000000	$275,000,000.00	1.0000000
Class A-2b Notes	$185,200,000.00	1.0000000	$185,200,000.00	1.0000000
Class A-3 Notes	$382,000,000.00	1.0000000	$382,000,000.00	1.0000000
Class A-4 Notes	$120,480,000.00	1.0000000	$120,480,000.00	1.0000000
Class B Notes	$39,510,000.00	1.0000000	$39,510,000.00	1.0000000
Class C Notes	$26,340,000.00	1.0000000	$26,340,000.00	1.0000000
Total	$1,135,741,436.34	0.8624814	$1,091,841,495.71	0.8291438

Pool Information
Weighted Average APR	3.005%	2.995%
Weighted Average Remaining Term	53.28	52.42
Number of Receivables Outstanding	52,374	51,369
Pool Balance	$1,243,482,096.18	$1,200,464,352.58
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,153,218,923.67	$1,113,363,144.62
Pool Factor	0.8755077	0.8452198

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,101,491.86
Targeted Credit Enhancement Amount	$44,343,448.22
Yield Supplement Overcollateralization Amount	$87,101,207.96
Targeted Overcollateralization Amount	$124,343,164.32
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$108,622,856.87

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,101,491.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,101,491.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,101,491.86

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	5
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		98	$217,567.31
(Recoveries)		3	$9,679.45
Net Loss for Current Collection Period			$207,887.86
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2006%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0259%
Second Prior Collection Period			0.1676%
Prior Collection Period			0.2484%
Current Collection Period			0.2041%
Four Month Average (Current and Prior Three Collection Periods)			0.1615%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		422	$691,949.42
(Cumulative Recoveries)			$11,150.44
Cumulative Net Loss for All Collection Periods			$680,798.98
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0479%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,639.69
Average Net Loss for Receivables that have experienced a Realized Loss			$1,613.27

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.81%	381	$9,701,621.80
61-90 Days Delinquent	0.09%	45	$1,036,345.87
91-120 Days Delinquent	0.01%	7	$106,481.44
Over 120 Days Delinquent	0.01%	3	$106,578.43
Total Delinquent Receivables	0.91%	436	$10,951,027.54

Repossession Inventory:
Repossessed in the Current Collection Period		34	$1,035,695.59
Total Repossessed Inventory		48	$1,492,406.10

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0845%
Prior Collection Period			0.0783%
Current Collection Period			0.1071%
Three Month Average			0.0900%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1041%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	5

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer